Eaton Vance
New Jersey Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.1%
Security	Principal Amount (000's omitted)	Value
Education — 2.8%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$ 1,142,118
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,793,769
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,049,270
		$ 3,985,157
Escrowed/Prerefunded — 1.5%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/24, 5.00%, 1/1/28	$2,000	$ 2,041,220
		$ 2,041,220
General Obligations — 19.1%
Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	$1,250	$ 1,327,800
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	2,575	2,752,083
Bergen County, NJ, 4.00%, 10/19/23	2,500	2,516,650
Burlington County Bridge Commission, NJ:
5.00%, 8/1/27	400	426,864
5.00%, 8/1/30	500	539,305
5.00%, 8/1/31	410	441,447
5.00%, 8/1/32	250	268,505
5.00%, 10/1/36	1,000	1,048,840
Chester Township, NJ:
2.00%, 10/1/29	1,100	941,149
2.00%, 10/1/30	495	411,993
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,217,904
East Brunswick, NJ, 2.00%, 7/15/30	2,375	1,980,893
Essex County, NJ:
2.00%, 9/1/31	995	808,567
2.00%, 9/1/32	2,935	2,312,575
4.00%, 8/15/33	1,170	1,195,717
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	1,979,840
Jersey City, NJ, 5.00%, 11/1/33	800	843,064
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/34	175	148,183
3.00%, 12/1/35	350	292,551
3.00%, 12/1/36	100	81,976
Morris County Improvement Authority, NJ:
3.00%, 3/1/34	235	202,182
3.00%, 3/1/35	145	121,614
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Morris County Improvement Authority, NJ: (continued)
3.00%, 3/1/36	$150	$ 123,354
3.00%, 3/1/37	260	210,241
3.00%, 3/1/39	275	214,998
3.00%, 3/1/41	290	220,223
3.00%, 3/1/44	930	678,751
4.00%, 3/1/33	230	234,066
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	89,918
3.00%, 8/15/38	150	118,968
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,053,920
Puerto Rico, 5.625%, 7/1/29	1,000	1,007,440
Summit, NJ, 3.00%, 7/15/45	1,360	995,928
		$ 26,807,509
Hospital — 11.4%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 721,110
5.75%, 2/15/42	1,100	1,102,838
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,114
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):
4.00%, 7/1/35	750	703,170
4.00%, 7/1/37	710	655,330
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	105,956
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	612,160
5.00%, 7/1/39	2,750	2,805,605
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,844
5.00%, 7/1/33	1,155	1,173,469
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,445,173
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	883,619
3.125%, 7/1/33	835	669,152
4.00%, 7/1/48	3,000	2,248,500

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	$1,000	$ 1,052,370
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	526,185
		$ 15,930,595
Housing — 3.0%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,259,384
Social Bonds, 4.50%, 10/1/42	2,000	1,873,580
		$ 4,132,964
Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 2,771,190
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,432,580
		$ 5,203,770
Insured - Education — 0.6%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/30	$100	$ 107,123
(AGM), 5.00%, 7/1/31	100	107,428
(AGM), 5.00%, 7/1/32	100	106,738
(AGM), 5.00%, 7/1/33	150	159,376
(AGM), 5.00%, 7/1/34	100	105,919
(AGM), 5.00%, 7/1/35	135	142,439
New Jersey Educational Facilities Authority, (William Paterson University), (AGM), 4.00%, 7/1/36	135	129,152
		$ 858,175
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,942,718
		$ 2,942,718
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 903,302
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	403,815
		$ 1,307,117
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 8.1%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$ 221,283
(AGM), 5.00%, 3/1/37	1,500	1,544,205
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	640,264
East Orange, NJ:
(AGM), 5.00%, 10/15/30	175	190,092
(AGM), 5.00%, 10/15/31	400	432,932
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,676,774
Lakewood Township, NJ:
(BAM), 4.00%, 11/1/26	250	255,188
(BAM), 4.00%, 11/1/27	120	122,856
Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	394,551
Newark, NJ, (AGM), 4.00%, 2/15/25	2,020	2,037,271
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,308,706
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	521,240
		$ 11,345,362
Insured - Special Tax Revenue — 10.3%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,587,680
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	5,558,995
(AGC), 0.00%, 7/1/27	1,900	1,550,153
(NPFG), 5.25%, 7/1/26	1,620	1,698,748
		$ 14,395,576
Insured - Transportation — 1.8%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,004,180
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	513,750
		$ 2,517,930
Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,022,720
		$ 1,022,720
Special Tax Revenue — 1.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 300,423

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$1,500	$ 1,289,970
		$ 1,590,393
Student Loan — 3.3%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$755	$ 687,624
(AMT), 4.00%, 12/1/34	600	594,528
(AMT), 4.032%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	1,700	1,695,648
(AMT), 5.00%, 12/1/29	1,565	1,626,520
		$ 4,604,320
Transportation — 22.7%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 940,010
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,055,280
5.00%, 1/1/35	2,270	2,367,814
5.00%, 1/1/36	1,250	1,294,325
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,462,980
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,686,655
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	264,822
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	888,540
5.00%, 6/15/35	1,000	1,007,420
5.00%, 6/15/38	3,220	3,175,500
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/34	1,000	926,790
4.00%, 6/15/36	1,500	1,354,305
New Jersey Turnpike Authority:
4.00%, 1/1/48	580	497,315
4.50%, 1/1/48(3)	2,000	1,890,880
5.00%, 1/1/31	375	389,625
5.00%, 1/1/45	2,780	2,811,164
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,402,455
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/34	2,305	2,326,828
(AMT), 5.00%, 10/15/35	2,530	2,551,885
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 5.00%, 11/15/36	$1,160	$ 1,166,252
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,355,430
5.00%, 11/1/31	1,000	1,009,990
		$ 31,826,265
Total Tax-Exempt Municipal Obligations (identified cost $140,027,533)		$130,511,791

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 502,952
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	517,006
1.357%, 3/1/27	500	429,180
1.547%, 3/1/28	500	417,945
2.729%, 8/1/33	700	554,183
2.849%, 8/1/35	1,000	769,750
		$ 3,191,016
Transportation — 3.0%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$ 4,236,442
		$ 4,236,442
Total Taxable Municipal Obligations (identified cost $8,555,106)		$ 7,427,458
Total Investments — 98.4% (identified cost $148,582,639)		$137,939,249
Other Assets, Less Liabilities — 1.6%		$ 2,216,769
Net Assets — 100.0%		$140,156,018

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $300,423 or 0.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(3)	When-issued security.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 13.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$130,511,791	$ —	$130,511,791
Taxable Municipal Obligations	—	7,427,458	—	7,427,458
Total Investments	$ —	$137,939,249	$ —	$137,939,249
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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